6. Oil and Gas Property Interests (Tables)	12 Months Ended
Dec. 31, 2012
Extractive Industries [Abstract]
Schedule of unproven oil and gas properties
	Year Ended December 31,
	2012	2011
Balance, beginning of the year	$243,242	$354,680

Lease and acquisition costs	51,485	22,192
Geological and geophysical costs		–
Total costs for the year	51,485	22,192

Surrendered oil and gas property interests	(243,242)	(133,630)

Balance, end of the year	$51,485	$243,242

Schedule of the required payments and expenditures
Due Date	Option Payment	Required Expenditures
June 6, 2013	$25,000	$100,000
June 6, 2014	25,000	250,000
June 6, 2015	50,000	500,000
June 6, 2016	75,000	750,000
June 6, 2017	100,000	750,000
Total	275,000	2,350,000